Revenue - Summary of Net Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net sales	$ 27,831	$ 25,769	[1]	$ 23,216	[1]
Total Revenues	29,706	27,701	[1]	25,095	[1]
Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues		(96)
Industrial Activities
Disaggregation of Revenue [Line Items]
Net sales	27,831	25,769		23,216
Total Revenues	27,931	25,891		23,369
Industrial Activities | Operating segments
Disaggregation of Revenue [Line Items]
Net sales	27,831	25,769		23,216
Industrial Activities | Operating segments | Agricultural Equipment
Disaggregation of Revenue [Line Items]
Net sales	11,682	10,683		9,690
Industrial Activities | Operating segments | Construction Equipment
Disaggregation of Revenue [Line Items]
Net sales	3,021	2,530		2,206
Industrial Activities | Operating segments | Commercial Vehicles
Disaggregation of Revenue [Line Items]
Net sales	10,939	10,562		9,628
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Net sales	4,565	4,369		3,707
Industrial Activities | Eliminations and other
Disaggregation of Revenue [Line Items]
Net sales	(2,376)	(2,375)		(2,015)
Financial services
Disaggregation of Revenue [Line Items]
Net sales	0	0		0
Total Revenues	1,989	2,028		1,916
Financial services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	1,989	2,028		1,916
Financial services | Eliminations and other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (114)	$ (96)		$ (37)

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).